Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Jul. 31, 2016	Jan. 31, 2017	Jul. 31, 2026	Jul. 31, 2017	Jan. 31, 2018	Jul. 31, 2018	Jan. 31, 2019	Jul. 31, 2019	Jan. 31, 2020	Jul. 31, 2020	Jan. 31, 2021	Jul. 31, 2021	Jan. 31, 2022	Jul. 31, 2022	Jan. 31, 2023	Jul. 31, 2023	Jan. 31, 2024	Jul. 31, 2024	Jan. 31, 2025	Jul. 31, 2025	Jan. 31, 2026	Jul. 31, 2026
C000047995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Large Cap Core AlphaDEX® Fund
Accumulated Value	$ 10,000	$ 10,711		$ 11,667	$ 13,356	$ 13,268	$ 12,556	$ 13,731	$ 14,277	$ 13,999	$ 16,693	$ 19,705	$ 19,849	$ 18,773	$ 19,738	$ 20,438	$ 21,328	$ 23,684	$ 25,894	$ 26,792	$ 29,678	$ 32,955
C000047996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Mid Cap Core AlphaDEX® Fund
Accumulated Value	10,000	10,938		11,461	13,047	13,442	12,638	13,605	13,842	12,808	16,907	19,803	19,401	18,667	19,672	20,663	20,944	24,029	25,142	24,568	27,907	30,282
C000047997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Small Cap Core AlphaDEX® Fund
Accumulated Value	10,000	11,092		11,603	12,886	13,891	12,657	12,985	13,029	11,875	17,250	19,529	19,400	18,260	18,893	19,384	19,285	22,192	23,042	22,091	27,087	32,161
C000047998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Large Cap Value AlphaDEX® Fund
Accumulated Value	10,000	11,448		12,334	13,762	13,336	12,656	13,249	13,746	11,945	14,494	17,254	18,429	17,640	19,374	19,210	19,438	21,666	22,201	22,507	25,996	29,284
C000047999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Large Cap Growth AlphaDEX® Fund
Accumulated Value	10,000	9,887		10,909	12,857	13,111	12,300	14,051	14,676	16,313	19,184	22,399	21,006	19,300	19,126	20,982	22,574	24,947	29,522	31,666	32,964	35,749
C000048000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Multi Cap Value AlphaDEX® Fund
Accumulated Value	10,000	11,435		11,946	13,214	13,177	12,378	12,700	12,974	11,145	14,297	17,203	18,063	17,409	18,968	19,009	19,393	21,816	21,892	21,480	24,767	27,960
C000048001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Multi Cap Growth AlphaDEX® Fund
Accumulated Value	10,000	10,190		11,185	13,078	13,736	12,777	14,376	14,827	15,846	20,339	22,833	21,073	19,429	19,365	21,081	21,633	24,551	28,187	29,230	32,340	35,692
C000048896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Consumer Discretionary AlphaDEX® Fund
Accumulated Value	10,000	10,003		10,509	12,390	11,999	11,590	12,374	12,497	11,459	15,191	17,761	16,729	14,487	16,179	16,940	17,045	18,037	19,971	19,423	20,764	21,143
C000048897 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Consumer Staples AlphaDEX® Fund
Accumulated Value	10,000	9,361		9,669	10,484	9,721	9,554	9,801	10,317	10,631	11,482	12,426	13,780	14,283	14,381	14,694	14,312	15,383	15,185	14,969	15,704	15,674
C000048898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Energy AlphaDEX® Fund
Accumulated Value	10,000	11,079		9,501	10,615	12,015	9,351	7,717	6,358	4,759	6,401	7,931	10,406	13,147	13,760	13,987	13,356	15,116	14,014	13,405	15,802	19,171
C000048899 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Financials AlphaDEX® Fund
Accumulated Value	10,000	11,407		12,399	13,742	13,771	13,026	14,189	14,648	11,699	16,083	20,121	21,658	19,614	21,862	20,250	21,682	25,348	28,912	29,228	31,545	34,461
C000048900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Health Care AlphaDEX® Fund
Accumulated Value	10,000	9,672		10,872	12,045	12,478	12,137	12,612	13,435	15,482	17,633	19,829	17,967	17,642	18,293	17,343	16,724	17,853	18,173	16,224	18,905	21,030
C000048901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Industrials/Producer Durables AlphaDEX® Fund
Accumulated Value	10,000	11,688		12,281	14,626	14,439	13,461	14,969	15,601	14,025	17,752	21,488	20,921	19,519	20,720	22,686	23,777	27,054	29,126	28,759	31,920	33,123
C000048902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Materials AlphaDEX® Fund
Accumulated Value	10,000	11,062		11,402	13,442	12,906	11,179	11,606	11,279	11,051	14,801	18,127	18,536	19,645	22,609	22,085	21,621	22,131	19,880	19,280	24,326	26,120
C000048903 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Technology AlphaDEX® Fund
Accumulated Value	10,000	11,378		13,072	16,109	16,412	17,181	20,219	21,438	26,148	32,526	36,699	34,387	30,591	29,826	35,290	38,441	39,852	46,348	47,307	50,084	58,969
C000048904 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Utilities AlphaDEX® Fund
Accumulated Value	10,000	10,074		10,357	9,790	10,244	10,890	11,443	11,961	11,363	11,680	13,045	13,795	14,830	14,686	14,383	13,558	15,843	17,924	20,700	22,004	23,078
C000099059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Mid Cap Growth AlphaDEX® Fund
Accumulated Value	10,000	10,367		11,294	13,361	14,125	13,204	15,034	15,601	16,580	22,004	23,881	21,278	19,869	19,871	21,731	21,670	24,995	27,709	27,654	31,083	33,535
C000099060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Mid Cap Value AlphaDEX® Fund
Accumulated Value	10,000	11,393		11,573	12,709	12,823	12,094	12,276	12,252	10,043	13,291	16,447	17,058	16,661	18,307	18,651	19,041	21,573	21,479	20,705	23,260	25,376
C000099061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Small Cap Growth AlphaDEX® Fund
Accumulated Value	10,000	10,674		11,712	13,191	14,739	13,317	14,163	14,000	13,484	20,262	21,607	20,188	18,407	18,462	19,581	18,596	21,916	24,585	24,750	30,959	36,812
C000099062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Small Cap Value AlphaDEX® Fund
Accumulated Value	10,000	11,464		11,541	12,621	13,256	12,068	11,972	12,180	10,795	15,046	17,836	18,253	17,468	18,410	18,450	19,164	21,706	20,959	19,371	23,136	27,581
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value	10,000	10,596		11,604	13,394	13,488	13,083	14,564	15,920	16,305	18,665	22,247	23,012	21,215	21,121	23,977	25,519	29,288	32,252	34,071	37,522	40,742
Russell 3000 C000047996 Index [Member]
Account Value [Line Items]
Accumulated Value																	24,596	28,138	31,070
Russell 3000 C000047997 Index [Member]
Account Value [Line Items]
Accumulated Value																					35,828
Standard And Poor s 500 C000047998 Index [Member]
Account Value [Line Items]
Accumulated Value																				34,074	37,526
Standard And Poor s 500 C000047999 Index [Member]
Account Value [Line Items]
Accumulated Value																					37,525
S And P Composite 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500® Index
Accumulated Value	10,000	10,641		11,601	13,349	13,495	13,025	14,445	15,704	15,948	18,450	21,931	22,585	20,891	20,899	23,541	24,942	28,621	31,377	32,924	36,302	39,492
Russell 3000 C000048001 Index [Member]
Account Value [Line Items]
Accumulated Value																				32,552	35,830
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Accumulated Value	10,000	10,661		11,613	13,343	13,517	13,042	14,470	15,719	16,052	18,939	22,268	22,498	20,631	20,644	23,240	24,595	28,137	31,069	32,551	35,829	38,932
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
Accumulated Value	10,000	10,614		11,595	13,356	13,471	13,065	14,550	15,861	16,300	19,007	22,489	22,869	20,944	20,915	23,656	25,147	28,743	31,861	33,496	36,738	39,841
Nasdaq US 500 Large CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US 500 Large CapTM Index
Accumulated Value	10,000	10,608		11,618	13,415	13,490	13,084	14,624	16,018	16,611	19,209	22,679	23,135	21,162	21,024	23,940	25,547	29,289	32,438	34,465	37,371	40,591
Nasdaq AlphaDEX Large Cap CoreTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Large Cap CoreTM Index
Accumulated Value	10,000	10,750		11,744	13,491	13,442	12,753	13,992	14,598	14,354	17,176	20,342	20,551	19,489	20,549	21,342	22,343	24,888	27,287	28,319	31,464	35,041
Nasdaq AlphaDEX Mid Cap CoreTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Mid Cap CoreTM Index
Accumulated Value	10,000	10,979		11,543	13,185	13,626	12,848	13,876	14,164	13,149	17,415	20,463	20,111	19,411	20,519	21,621	21,989	25,305	26,557	26,023	29,656	32,263
Nasdaq US 600 Mid CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US 600 Mid CapTM Index
Accumulated Value	10,000	10,844		11,468	12,986	13,439	12,704	13,863	14,301	13,528	17,544	20,079	18,874	17,551	18,346	19,272	19,311	21,833	23,446	22,914	25,969	27,838
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Index
Accumulated Value	10,000	10,906		11,469	12,827	13,131	12,246	13,234	13,624	12,765	16,140	18,762	18,408	17,693	18,838	19,546	19,738	22,557	23,759	23,301	25,596	28,174
S And P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Index
Accumulated Value	10,000	11,292		11,766	13,162	14,486	12,998	13,509	13,852	12,337	17,063	19,363	18,881	18,156	18,704	19,110	19,041	21,804	22,175	20,775	24,124	27,765
Nasdaq US 700 Small CapTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US 700 Small CapTM Index
Accumulated Value	10,000	11,280		11,914	13,147	14,191	12,956	13,587	13,920	12,819	18,694	20,840	19,367	17,819	18,625	19,282	18,893	21,589	23,286	22,103	26,132	30,242
Nasdaq AlphaDEX Small Cap CoreTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Small Cap CoreTM Index
Accumulated Value	10,000	11,130		11,676	13,006	14,063	12,852	13,232	13,320	12,185	17,776	20,188	20,122	18,993	19,717	20,300	20,272	23,400	24,378	23,449	28,849	34,380
Nasdaq AlphaDEX Large Cap ValueTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Large Cap ValueTM Index
Accumulated Value	10,000	11,494		12,420	13,908	13,518	12,865	13,512	14,066	12,254	14,925	17,827	19,102	18,334	20,196	20,087	20,393	22,803	23,428	23,824	27,607	31,198
Nasdaq US 500 Large Cap ValueTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US 500 Large Cap ValueTM Index
Accumulated Value	10,000	10,978		11,694	13,365	12,934	12,488	13,631	14,780	13,527	15,832	18,968	19,981	18,918	19,657	21,112	22,204	24,757	25,829	25,400	29,827	32,635
S And P 500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Value Index
Accumulated Value	10,000	10,829		11,434	12,925	12,627	12,268	13,419	14,514	13,054	14,871	17,711	18,567	17,707	19,140	20,745	21,928	24,226	25,260	25,580	28,481	30,621
S And P 500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Growth Index
Accumulated Value	10,000	10,360		11,697	13,746	14,225	13,780	15,584	17,189	19,408	22,320	26,616	27,135	24,185	22,081	26,120	27,972	33,152	37,983	41,648	45,438	49,737
Nasdaq US 500 Large Cap GrowthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US 500 Large Cap GrowthTM Index
Accumulated Value	10,000	10,256		11,528	13,430	13,925	13,562	15,448	17,094	19,324	22,198	25,994	25,926	23,170	22,419	26,475	28,514	33,142	37,629	41,320	43,527	47,102
Nasdaq AlphaDEX Large Cap GrowthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Large Cap GrowthTM Index
Accumulated Value	10,000	9,920		10,981	12,984	13,286	12,486	14,310	14,997	16,725	19,728	23,108	21,728	20,018	19,894	21,894	23,632	26,194	31,094	33,454	34,933	37,989
Nasdaq AlphaDEX Multi Cap Value TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Multi Cap ValueTM Index
Accumulated Value	10,000	11,482		12,034	13,360	13,371	12,601	12,978	13,309	11,476	14,779	17,853	18,812	18,180	19,870	19,981	20,461	23,096	23,253	22,895	26,499	30,019
Nasdaq US Multi Cap Value TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US Multi Cap ValueTM Index
Accumulated Value	10,000	11,026		11,699	13,321	12,992	12,476	13,532	14,548	13,178	15,701	18,879	19,768	18,748	19,556	20,865	21,816	24,384	25,403	24,865	29,183	31,995
S And P Composite 1500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500® Value Index
Accumulated Value	10,000	10,872		11,445	12,900	12,691	12,267	13,362	14,374	12,853	14,849	17,699	18,502	17,681	19,130	20,598	21,654	23,952	25,011	25,208	28,125	30,309
S And P Composite 1500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500® Growth Index
Accumulated Value	10,000	10,403		11,680	13,683	14,175	13,666	15,402	16,897	18,891	21,902	25,974	26,333	23,578	21,718	25,475	27,177	32,158	36,529	39,710	43,340	47,557
Nasdaq US Multi Cap GrowthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US Multi Cap GrowthTM Index
Accumulated Value	10,000	10,303		11,519	13,371	13,919	13,500	15,339	16,851	18,867	22,025	25,523	25,102	22,438	21,821	25,533	27,295	31,673	35,917	39,178	41,411	44,815
Nasdaq AlphaDEX Multi Cap GrowthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Multi Cap GrowthTM Index
Accumulated Value	10,000	10,226		11,268	13,225	13,939	13,001	14,681	15,193	16,295	20,996	23,646	21,891	20,249	20,243	22,110	22,771	25,922	29,863	31,069	34,487	38,172
StrataQuant Consumer Discretionary Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			StrataQuant® Consumer Discretionary Index
Accumulated Value	10,000	10,036		10,578	12,513	12,154	11,772	12,615	12,786	11,746	15,624	18,324	17,298	15,026	16,845	17,692	17,864	18,953	21,021	20,519	22,004	22,469
S And P 500 Consumer Discretionary Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Consumer Discretionary Index
Accumulated Value	10,000	10,500		11,390	13,544	14,067	13,776	15,363	16,080	18,676	21,386	23,605	23,938	21,176	19,196	22,749	22,926	25,529	32,294	30,518	33,362	32,815
Russell 1000 Consumer Discretionary Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Consumer Discretionary Index
Accumulated Value	10,000	10,422		11,382	13,535	13,782	13,630	15,327	16,199	18,465	22,847	24,924	24,293	21,058	20,184	23,003	23,659	26,268	32,928	32,226	33,857	32,982
Russell 1000 Consumer Staples Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Consumer Staples Index
Accumulated Value	10,000	9,798		10,366	10,691	9,971	10,038	10,981	11,848	11,698	12,192	13,734	15,145	14,995	15,175	15,817	15,281	16,287	16,189	16,885	17,961	19,018
StrataQuant Consumer Staples Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			StrataQuant® Consumer Staples Index
Accumulated Value	10,000	9,391		9,732	10,587	9,855	9,712	10,001	10,565	10,927	11,835	12,846	14,258	14,827	14,980	15,341	14,991	16,165	16,005	15,830	16,665	16,572
S And P 500 Consumer Staples Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Consumer Staples Index
Accumulated Value	10,000	9,767		10,440	11,078	10,379	10,511	11,898	12,796	12,867	13,392	15,209	16,523	16,340	16,501	17,224	16,993	18,591	19,617	19,972	21,514	22,029
StrataQuant Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			StrataQuant® Energy Index
Accumulated Value	10,000	11,122		9,574	10,741	12,201	9,503	7,870	6,514	4,869	6,585	8,187	10,796	13,696	14,354	14,659	14,034	15,939	14,823	14,220	16,820	20,476
S And P 500 Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Energy Index
Accumulated Value	10,000	10,783		10,018	11,494	11,994	10,076	10,076	9,017	6,220	6,979	8,984	12,385	15,042	17,717	17,486	16,941	19,262	18,351	18,646	22,356	26,326
Russell 1000 Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Energy Index
Accumulated Value	10,000	10,806		9,953	11,416	12,021	10,034	9,907	8,853	6,184	7,149	9,091	12,169	15,009	17,298	17,016	16,344	18,652	17,945	18,205	21,671	25,514
Russell 1000 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Financials Index
Accumulated Value	10,000	11,490		12,559	14,578	14,378	13,924	15,788	16,998	14,842	17,989	22,682	24,606	21,555	23,596	23,391	25,940	30,410	35,759	37,243	39,291	41,882
S And P 500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Financials Index
Accumulated Value	10,000	12,260		13,298	15,913	15,090	14,147	15,613	16,731	13,612	16,601	21,128	22,812	19,867	21,800	21,277	23,575	26,833	31,829	32,612	33,532	36,036
StrataQuant Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			StrataQuant® Financials Index
Accumulated Value	10,000	11,446		12,480	13,881	13,957	13,241	14,475	14,997	12,023	16,584	20,830	22,498	20,428	22,835	21,204	22,786	26,728	30,583	31,011	33,585	36,818
StrataQuant Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			StrataQuant® Health Care Index
Accumulated Value	10,000	9,699		10,940	12,159	12,640	12,334	12,866	13,753	15,904	18,170	20,498	18,624	18,354	19,090	18,161	17,563	18,810	19,209	17,177	20,081	22,421
S And P 500 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Health Care Index
Accumulated Value	10,000	9,493		10,843	12,051	12,362	12,700	13,012	14,272	15,664	17,428	19,970	19,491	19,678	19,981	20,299	21,330	22,947	22,874	20,371	24,333	25,860
Russell 1000 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Health Care Index
Accumulated Value	10,000	9,441		10,801	12,022	12,238	12,582	12,762	14,105	15,157	16,682	19,299	19,346	19,649	19,962	20,245	21,387	22,976	22,744	20,374	24,402	25,788
Russell 1000 Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Industrials Index
Accumulated Value	10,000	11,045		11,984	14,086	13,765	13,052	14,444	15,191	13,640	16,323	20,002	18,976	17,388	18,325	19,714	20,779	23,293	25,904	26,855	28,732	30,755
S And P 500 Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Industrials Index
Accumulated Value	10,000	10,950		11,830	13,761	13,368	12,626	13,847	14,594	13,057	15,581	19,120	18,787	17,968	19,332	21,134	21,825	24,889	27,169	30,035	32,952	35,998
StrataQuant Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			StrataQuant® Industrials Index
Accumulated Value	10,000	11,754		12,391	14,807	14,664	13,700	15,287	15,985	14,420	18,310	22,239	21,723	20,324	21,675	23,808	25,039	28,585	30,877	30,581	34,055	35,406
StrataQuant Materials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			StrataQuant® Materials Index
Accumulated Value	10,000	11,098		11,479	13,584	13,088	11,370	11,851	11,563	11,368	15,285	18,780	19,272	20,500	23,653	23,168	22,753	23,365	21,045	20,506	25,951	27,957
S And P 500 Materials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Materials Index
Accumulated Value	10,000	10,811		11,457	13,325	12,768	11,513	12,749	12,757	13,551	16,024	19,177	19,465	18,207	19,975	20,421	19,822	22,405	21,773	21,767	24,779	25,103
Russell 1000 Basic Materials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Basic Materials Index
Accumulated Value	10,000	10,879		11,511	13,328	12,837	11,543	12,752	12,808	13,478	15,559	18,997	18,760	17,947	20,365	20,570	20,091	22,088	21,253	22,146	26,757	27,801
Russell 1000 Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Technology Index
Accumulated Value	10,000	11,107		12,933	15,746	16,530	15,785	18,814	22,193	26,338	31,487	38,254	39,581	33,719	31,082	43,497	48,647	58,454	64,738	73,736	82,349	93,574
S And P 500 Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Information Technology Index
Accumulated Value	10,000	11,053		12,947	15,818	16,634	15,674	19,250	22,897	26,740	31,400	37,445	39,699	35,384	33,470	44,883	50,233	60,681	64,098	75,033	80,525	94,698
StrataQuant Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			StrataQuant Technology® Index
Accumulated Value	10,000	11,373		13,106	16,206	16,566	17,344	20,477	21,797	26,676	33,307	37,714	35,447	31,619	30,911	36,685	39,964	41,543	48,476	49,649	52,708	62,253
StrataQuant Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			StrataQuant® Utilities Index
Accumulated Value	10,000	10,109		10,426	9,886	10,387	11,081	11,667	12,231	11,638	12,009	13,459	14,268	15,420	15,314	15,049	14,230	16,688	18,958	21,974	23,437	24,659
S And P 500 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Utilities Index
Accumulated Value	10,000	9,607		10,571	10,311	10,869	11,453	12,666	14,923	13,405	13,931	15,017	16,003	17,356	16,466	16,239	15,143	18,247	19,836	22,125	22,667	23,544
Russell 1000 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Utilities Index
Accumulated Value	10,000	9,682		10,089	10,133	10,204	10,675	11,709	13,395	12,096	12,780	13,969	14,800	16,002	15,219	15,119	14,402	17,376	18,902	21,030	21,444	22,204
S And P MidCap 400 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Growth Index
Accumulated Value	10,000	10,596		11,372	13,007	13,232	12,216	13,471	13,943	14,195	17,648	19,642	18,463	17,431	17,886	19,140	19,546	22,835	23,596	23,346	25,412	28,291
Nasdaq US 600 Mid Cap GrowthTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US 600 Mid Cap GrowthTM Index
Accumulated Value	10,000	10,451		11,254	12,874	13,618	12,958	14,628	15,317	16,282	21,393	22,655	19,461	17,482	17,793	19,029	18,930	21,363	23,640	23,584	25,807	27,095
Nasdaq AlphaDEX Mid Cap GrowthTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Mid Cap GrowthTM Index
Accumulated Value	10,000	10,408		11,381	13,509	14,335	13,446	15,366	16,004	17,071	22,741	24,769	22,151	20,769	20,839	22,867	22,890	26,498	29,484	29,537	33,323	36,090
Nasdaq AlphaDEX Mid Cap ValueTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Mid Cap ValueTM Index
Accumulated Value	10,000	11,440		11,661	12,857	13,022	12,317	12,553	12,579	10,346	13,749	17,079	17,783	17,427	19,219	19,661	20,154	22,925	22,907	22,165	24,997	27,366
Nasdaq US 600 Mid Cap ValueTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US 600 Mid Cap ValueTM Index
Accumulated Value	10,000	11,237		11,673	13,076	13,208	12,395	13,056	13,268	10,897	13,901	17,107	17,389	16,692	17,902	18,498	18,674	21,157	21,989	21,043	24,661	26,985
S And P MidCap 400 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Value Index
Accumulated Value	10,000	11,177		11,491	12,546	12,927	12,189	12,896	13,190	11,168	14,436	17,517	17,907	17,508	19,330	19,427	19,406	21,637	23,256	22,572	25,057	27,259
S And P SmallCap 600 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Growth Index
Accumulated Value	10,000	11,218		11,850	13,306	14,875	13,445	14,159	14,689	13,935	18,977	20,778	19,679	18,661	18,529	19,422	19,721	22,977	23,067	22,026	24,500	28,724
Nasdaq US 700 Small Cap GrowthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US 700 Small Cap GrowthTM Index
Accumulated Value	10,000	10,989		11,930	13,137	14,504	13,334	14,330	14,824	14,830	22,005	22,558	19,436	17,204	17,824	18,940	18,379	21,220	24,285	23,454	27,997	32,696
Nasdaq AlphaDEX Small Cap GrowthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Small Cap GrowthTM Index
Accumulated Value	10,000	10,717		11,803	13,350	14,969	13,576	14,495	14,379	13,907	21,000	22,470	21,083	19,293	19,430	20,684	19,718	23,316	26,259	26,534	33,327	39,781
Nasdaq AlphaDEX Small Cap ValueTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX Small Cap ValueTM Index
Accumulated Value	10,000	11,511		11,626	12,750	13,439	12,272	12,226	12,489	11,115	15,552	18,507	19,016	18,259	19,316	19,438	20,287	23,081	22,377	20,763	24,904	29,812
Nasdaq US 700 Small Cap ValueTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US 700 Small Cap ValueTM Index
Accumulated Value	10,000	11,584		11,893	13,141	13,874	12,567	12,869	13,064	10,986	15,703	18,948	18,993	18,121	19,134	19,304	19,102	21,596	21,741	20,308	23,751	27,213
S And P SmallCap 600 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Value Index
Accumulated Value	$ 10,000	$ 11,356		$ 11,660	$ 12,990	$ 14,077	$ 12,562	$ 12,884	$ 13,036	$ 10,782	$ 15,182	$ 17,842	$ 17,897	$ 17,439	$ 18,628	$ 18,532	$ 18,092	$ 20,347	$ 20,937	$ 19,239	$ 23,360	$ 26,382